Long-Term Debt - USD Term Loans - Additional Information (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2020 USD ($) vessel term_loan	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Number of Term Loans | term_loan	5
Aggregate principal amount	$ 1,569,304	$ 1,842,546
Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt	0.30%
Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt	3.25%
Long-term Debt
Debt Instrument [Line Items]
Aggregate principal amount	$ 916,079	$ 1,114,707
Number Of Vessels | vessel	16
Long-term Debt | Minimum [Member]
Debt Instrument [Line Items]
Fixed interest rate on debt	4.11%
Long-term Debt | Maximum [Member]
Debt Instrument [Line Items]
Fixed interest rate on debt	4.41%
Long-term Debt | LIBOR | Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt	0.30%
Long-term Debt | LIBOR | Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt	3.25%
Teekay Nakilat Joint Venture | Teekay Lng [Member]
Debt Instrument [Line Items]
Percentage of ownership interest	70.00%